Segment information	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Segment information
23	Segment information

Segment information is presented consistently with the internal reports provided to the Company’s main key executives and chief operating decision makers. They are responsible for allocating resources, assessing the performance of the operating segments, and making the Company’s strategic decisions.

The Executive Officers have defined the operating segments based on the reports used to make structured strategic decisions, which allow for decision-making based on these structures:

(i)

Core: The Core Curriculum business segment provides solutions that address the Brazilian K-12 curriculum requirements through a personalized and interactive learning experience. Students access content in various formats, such as digital, video, print, and other audiovisual formats that are aligned with the daily curriculum of their classes;

(ii)

Supplemental: The Supplemental Solutions business segment provide additional value-added content that private schools can opt, in addition to the Core Curriculum solution. Currently, the Company’s primary Supplemental product is an English as a second language (ESL) bilingual teaching program.

The Executive Officers do not make strategic decisions or evaluate performance based on geographic regions. Currently, the Company operates solely in Brazil and mainly all the assets, liabilities and results are allocated in Brazil. Also, based on the agreements signed with private schools as of December 31, 2018 and 2017, none of the customers individually represented more than 5% of total revenue.

	2018
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	303,031	77,950	380,981	—	380,981
Cost of sales	(70,903)	(9,842)	(80,745)	—	(80,745)
Gross profit	232,128	68,108	300,236	—	300,236
Selling expenses	(87,186)	(26,084)	(113,270)	—	(113,270)
Segment profit	144,942	42,024	186,966	—	186,966
General and administrative expenses	—	—	—	—	(129,754)
Other income (expenses), net	—	—	—	—	4,856
Operating profit	—	—	—	—	62,068
Finance income	—	—	—	—	36,618
Finance costs	—	—	—	—	(198,795)
Share of loss of equity-accounted investees	—	—	—	—	(792)
Loss before income taxes	—	—	—	—	(100,901)
Income taxes income	—	—	—	—	17,985
Loss for the year	—	—	—	—	(82,916)
Total assets	1,273,107	62,006	1,335,113	(235)	1,334,878
Total liabilities	254,744	10,485	265,229	(235)	264,994
Other disclosures
Depreciation and amortization	17,997	1,597	19,594	—	19,594
Investments in associates and joint ventures	11,862	—	11,862	—	11,862
Capital expenditures	28,165	8,092	36,257	—	36,257

	2017
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	218,957	25,425	244,382	—	244,382
Cost of sales	(54,317)	(4,200)	(58,517)	—	(58,517)
Gross profit	164,640	21,225	185,865	—	185,865
Selling expenses	(56,318)	(8,996)	(65,314)	—	(65,314)
Segment profit	108,322	12,229	120,551	—	120,551
General and administrative expenses	—	—	—	—	(48,931)
Other income (expenses), net	—	—	—	—	3,299
Operating profit	—	—	—	—	74,919
Finance income	—	—	—	—	12,531
Finance costs	—	—	—	—	(20,389)
Share of loss of equity-accounted investees	—	—	—	—	(705)
Profit before income taxes	—	—	—	—	66,356
Income taxes expense	—	—	—	—	(22,716)
Profit for the year	—	—	—	—	43,640
Total assets	408,321	24,658	432,979	(2,570)	430,409
Total liabilities	118,304	8,940	127,244	(2,570)	124,674
Other disclosures
Depreciation and amortization	12,650	1,638	14,288	—	14,288
Investments in associates and joint ventures	12,654	—	12,654	—	12,654
Capital expenditures	7,183	4,200	11,383	—	11,383

	2016
	Core	Supplemental	Total reportable segments	Adjustments and eliminations	Total
Revenue	159,270	—	159,270	—	159,270
Cost of sales	(41,324)	—	(41,324)	—	(41,324)
Gross profit	117,946	—	117,946	—	117,946
Selling expenses	(40,317)	—	(40,317)	—	(40,317)
Segment profit	77,629	—	77,629	—	77,629
General and administrative expenses	—	—	—	—	(32,650)
Other income (expenses), net	—	—	—	—	3,606
Operating profit	—	—	—	—	48,585
Finance income	—	—	—	—	47,167
Finance costs	—	—	—	—	(1,803)
Share of loss of equity-accounted investees	—	—	—	—	(1,111)
Profit before income taxes	—	—	—	—	92,838
Income taxes expense	—	—	—	—	(18,443)
Profit for the year	—	—	—	—	74,395
Other disclosures
Depreciation and amortization	5,757	—	5,757	—	5,757
Capital expenditures	7,154	—	7,154	—	7,154

Capital expenditures consist of additions of property and equipment and intangible assets. There were no inter-segment revenues in the years ended December 31, 2018, 2017 and 2016.

Segment performance is evaluated based on segment profit and is measured consistently with profit or loss in the consolidated financial statements. General and administrative expenses, other income (expenses) net, finance result, share of profit (loss) of equity-accounted investees and income taxes are managed on a Company basis and are not allocated to operating segments.

Segment assets, liabilities and results

Segment assets and liabilities are measured in the same way as in the financial statements. These assets and liabilities are allocated based on the operations of the segment.

All adjustments and eliminations are part of detailed reconciliations presented above.

(a)	Reconciliations

(i) Segment profit

Segment profit excludes general and administrative expenses, other income (expenses), net, finance result, share of profit (loss) of equity-accounted investees and income taxes in order to demonstrate the results without the influence of shared service center expenses or significant items of income and expenses which may have an impact on the quality of earnings such as restructuring costs, legal expenses, and impairments.

There were no adjustments or eliminations in the profit or loss between segments.